CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 10,920
Trade receivables, net of allowances for doubtful accounts of $5,246 and $7,049 as of September 30, 2021 and December 31, 2020 respectively	68,683
Prepaid expenses and other current assets	5,632
Total current assets	85,235
Property, plant and equipment, net	13,438
Goodwill	227,349
Intangible assets, net	139,621
Deferred tax assets	95
Other non-current assets	533
Total assets	466,271
Current liabilities
Trade payables	1,143
Accrued expense	16,378
Income tax liabilities	7,770
Current portion of longterm debt	471
Current portion of capital lease obligations	1,365
Contingent considerations current	2,014
Other current liabilities	2,869
Total current liabilities	32,010
Long-term debt	72,730
Capital lease obligations	3,518
Deferred tax liabilities	36,567
Other non-current liabilities	2,232
Contingent considerations non-current	1,196
Total liabilities	148,253
Commitments and Contingencies (Note 14)
Stockholders' equity
Common stock, $0.001 par value, 700,000 shares authorized, 140,222 and 139,721 shares issued, and 125,074 and 139,721 shares outstanding as of December 31, 2020 and December 31, 2019 respectively	140
Additional paid-in capital	283,457
Retained earnings	34,488
Accumulated other comprehensive income (loss), net of income taxes	(67)
Total stockholders' equity	318,018
Total liabilities and stockholders' equity	$ 466,271